DEBT (Tables)	12 Months Ended
Dec. 31, 2018
DEBT [Abstract]
Debt Instruments
Debt consisted of the following (in thousands):

	December 31, 2018	December 31, 2017

Revolving credit facility	$30,000	$20,000
Term loan	90,000	95,788
	120,000	115,788
Less: Current portion of long term debt (1)	(3,936)	(3,913)
Less: Debt origination costs	(2,738)	(3,822)
	$113,326	$108,053

Annual Maturities of Term Loan	The scheduled annual maturities of the term loan at December 31, 2018 are as follows (in thousands):
2019	$4,500
2020	6,750
2021	6,750
2022	9,000
2023	63,000
$90,000